Condensed Consolidated Balance Sheets (USD $) In Thousands	Jul. 02, 2011	Dec. 31, 2010	Jul. 03, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Current assets:
Cash and cash equivalents	$ 40,971	$ 38,132	$ 34,084	$ 44,611	$ 30,483	$ 63,471
Accounts receivable, net	169,519	145,523		146,212
Inventories, net	141,319	103,100		95,880
Deferred tax assets, net	43,994	48,061		40,448
Prepaid expenses and other current assets	25,104	23,419		14,725
Total current assets	420,907	358,235		341,876
Property and equipment, net	99,187	85,020		86,714
Goodwill	1,361,092	1,188,887		1,191,497
Intangible assets, net	1,200,331	1,110,841		1,187,677
Other assets	42,801	36,807		42,415
Total assets	3,124,318	2,779,790		2,850,179
Current liabilities:
Accounts payable	61,853	48,947		42,144
Accrued interest	21,519	15,578		10,968
Current portion of debt and capital lease obligations	8,822	8,821		15,926
Other current liabilities	93,840	81,709		90,608
Total current liabilities	186,034	155,055		159,646
Long-term debt and capital lease obligations	2,158,202	1,816,291		1,796,944
Deferred tax liabilities, net	289,463	289,913		321,131
Other long-term liabilities	16,512	11,712		14,089
Total liabilities	2,650,211	2,272,971		2,291,810
Commitments and contingencies
DJO Finance LLC membership equity:
Member capital	830,325	830,994		827,617
Accumulated deficit	(365,301)	(324,807)		(272,275)
Accumulated other comprehensive income (loss)	6,246	(2,048)		518
Total membership equity	471,270	504,139		555,860
Noncontrolling interests	2,837	2,680		2,509
Total equity	474,107	506,819		558,369	600,109	706,203
Total liabilities and equity	$ 3,124,318	$ 2,779,790		$ 2,850,179